Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets (Detail)				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Amortizable intangible assets USD ($)	Dec. 31, 2013 Amortizable intangible assets CNY	Dec. 31, 2012 Amortizable intangible assets CNY
Finite-Lived Intangible Assets [Line Items]
Acquired game licenses				$ 25,681,148	155,465,964	154,640,722
Acquired game development cost				2,029,337	12,285,000	12,285,000
Less: Accumulated amortization				(5,473,617)	(33,135,638)	(10,119,873)
Impairment provision				(725,900)	(4,394,381)	(569,138)
Translation difference				(260,522)	(1,577,121)	(1,186,900)
Net book value of intangible assets subject to amortization	$ 21,250,446	128,643,824	155,049,811	$ 21,250,446	128,643,824	155,049,811